Inventories	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Inventories
12.	INVENTORIES

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Finished goods	$6,740,816	$7,680,083	$250,901
Work in process	3,452,332	3,195,478	104,393
Raw materials	12,625,502	23,250,801	759,582
Supplies	894,196	1,892,194	61,816
Raw materials and supplies in transit	548,065	608,895	19,892
	$24,260,911	$36,627,451	$1,196,584

The cost of inventories recognized as operating costs for the years ended December 31, 2016, 2017 and 2018 were NT$219,630,270 thousand, NT$237,193,286 thousand and NT$309,020,850 thousand (US$10,095,421 thousand), respectively, which included write-downs of inventories at NT$451,780 thousand, NT$398,824 thousand and NT$980,927 thousand (US$32,046 thousand), respectively.